Related Party Balance and Transactions (Tables)	6 Months Ended
Jun. 30, 2025
Related Party Balance and Transactions [Abstract]
Schedule of Related Party Balance and Transactions

As of June 30, 2025 and December 31, 2024, the balance of amount due from a related party was as follows:

	June 30, 2025	December 31, 2024
PTLE Limited (c) (1)	$11,825	$10,839
	$11,825	$10,839

(1)	The balance as of June 30, 2025 and December 31, 2024 represented the advances to PTLE Limited (c) for operational purpose. The amount was unsecured, interest-free and repayable on demand.